<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f2q07-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $2,335,362 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
AKAMAI TECH	COM	00971T101	22,864		470,070		SH	 Sole	     420,270		49,800
ALCON INC	COM	H01301102	47,643		353,150		SH	 Sole	     315,450		37,700
ALLERGAN	COM	018490102	34,763		603,100		SH	 Sole	     538,100		65,000
AMRCA MV ADR	COM	02364W105	87,884	      1,419,080		SH	 Sole	   1,291,880	       127,200
AMRCN EXPRESS	COM	025816109	50,943		832,670		SH	 Sole	     742,670		90,000
APPLE INC	COM	037833100	37,984		311,240		SH	 Sole	     278,340		32,900
AUTODESK	COM	052769106	29,769		632,300		SH	 Sole	     565,300		67,000
BROADCM CL A	COM	111320107	23,159		791,770		SH	 Sole	     714,070		77,700
CB RCHD ES A	COM	12497T101	23,115		633,300		SH	 Sole	     565,900		67,400
CHICGO MERC	COM	167760107	42,613		 79,745		SH	 Sole	      71,145		 8,600
CHINA MBL ADR	COM	16941M109	29,843		553,675		SH	 Sole	     506,475		47,200
CIENA CORP	COM	171779309	25,970		718,800		SH	 Sole	     641,800		77,000
CISCO SYS	COM	17275R102	97,484	      3,500,320		SH	 Sole	   3,129,720	       370,600
COACH INC	COM	189754104	33,204		700,650		SH	 Sole	     623,950		76,700
COMCAST CL A	COM	20030N200	32,341	      1,156,672		SH	 Sole	   1,035,422	       121,250
CORNING INC	COM	219350105	35,610	      1,393,723		SH	 Sole	   1,244,423	       149,300
CVS/CAREMRK	COM	126650100	30,203		828,620		SH	 Sole	     739,420		89,200
DANAHER CORP	COM	235851102	69,759		923,959		SH	 Sole	     827,259		96,700
E  M  C   CORP 	COM	268648102	51,898	      2,867,300	  	SH	 Sole	   2,563,700	       303,600
ECOLAB INC	COM	278865100	20,058		469,750		SH	 Sole	     419,750		50,000
EQUINIX INC	COM	29444U502	31,022		339,154		SH	 Sole	     303,054		36,100
F5 NETWORKS INC	COM	315616102	25,333		314,300		SH	 Sole	     280,900		33,400
FASTENAL CO	COM	311900104	32,457		775,368		SH	 Sole	     694,668		80,700
FRANKLIN RSRCS	COM	354613101	61,716		465,887		SH	 Sole	     416,987		48,900
GENENTECH INC	COM	368710406	54,021		713,997		SH	 Sole	     638,397		75,600
GENERAL EL	COM	369604103	47,775	      1,248,035		SH	 Sole	   1,118,235           129,800
GENZYME CORP	COM	372917104	36,444		565,900		SH	 Sole	     505,500		60,400
GILEAD SCIENCE	COM	375558103	23,429		603,840		SH	 Sole	     541,240		62,600
GOLDMAN SACHS	COM	38141G104	70,557		325,523		SH	 Sole	     291,073		34,450
GOOGLE CL A	COM	38259P508	85,320		163,230		SH	 Sole	     145,960		17,270
HEWLETT-PCKRD	COM	428236103	38,468		862,120		SH	 Sole	     768,920		93,200
INTRCTL EXG	COM	45865V100	41,191		278,600		SH	 Sole	     250,200		28,400
INTUITV SURG	COM	46120E602	25,645		184,800		SH	 Sole        164,700		20,100
KOHLS CORP	COM	500255104	26,165		368,360		SH	 Sole	     328,760		39,600
MASTRCRD  A	COM	57636Q104	17,872		107,750		SH	 Sole	      96,150		11,600
MCKESSON	COM	58155Q103	32,126		538,670		SH	 Sole	     482,170		56,500
MEDCO HEALTH 	COM	58405U102	73,950		948,200		SH	 Sole	     845,800	       102,400
MERRILL LYNCH	COM	590188108	26,639		318,721		SH	 Sole	     286,021		32,700
METROPCS	COM	591708102	17,020		515,140		SH	 Sole	     461,580		53,560
MICROSOFT	COM	594918104	52,164	      1,770,060		SH	 Sole	   1,580,160	       189,900
MONSANTO CO	COM	61166W101	28,293		418,910		SH	 Sole	     374,210		44,700
MOODY'S CORP	COM	615369105	22,143		356,000		SH	 Sole	     316,000		40,000
NII HOLDINGS	COM	62913F201	61,309		759,340		SH	 Sole	     670,540		88,800
NOKIA ADR	COM	654902204	29,257	      1,040,800		SH	 Sole	     949,000		91,800
NVIDIA CORP	COM	67066G104	29,609		716,750		SH	 Sole	     642,350		74,400
NYMEX HLDNGS	COM	62948N104	22,654		180,320		SH	 Sole	     161,220		19,100
PAYCHEX INC	COM	704326107	38,136 	        974,848		SH	 Sole	     872,548	       102,300
PRCTR & GMBL    COM     742718109       25,138          410,824         SH       Sole        368,924            41,900
QUALCOMM 	COM	747525103	75,734	      1,745,429		SH	 Sole	   1,558,429	       187,000
RSCH MOTION	COM	760975102	35,078		175,400		SH	 Sole	     156,500		18,900
ROCKWELL COLL	COM	774341101	30,358		429,760		SH	 Sole	     383,260		46,500
SALESFRC.COM	COM	79466L302	15,303		357,040		SH	 Sole	     320,940		36,100
SCHLUMBERGER	COM	806857108	41,050		483,280		SH	 Sole	     432,580		50,700
STHWSTRN ENGY	COM	845467109	71,027	      1,596,110		SH	 Sole	   1,427,410	       168,700
SUNCOR ENERGY	COM	867229106	32,525		361,715		SH	 Sole	     324,115		37,600
T ROWE PRICE	COM	74144T108	24,377		469,790		SH	 Sole	     420,990		48,800
TARGET CORP	COM	87612E106	40,132		631,010		SH	 Sole	     564,110		66,900
TEVA PHARM ADR	COM	881624209	38,039		922,163		SH	 Sole	     842,326		79,837
THMO FSHR SCI	COM	883556102	28,878		558,362		SH	 Sole	     498,762		59,600
UNITED TECH	COM	913017109	75,627	      1,066,220		SH	 Sole	     952,920	       113,300
WALGREEN CO	COM	931422109	45,184	      1,037,765		SH	 Sole	     925,265	       112,500
WYETH       	COM	983024100	50,001		872,010		SH	 Sole	     778,060		93,950

</SEC-DOCUMENT>